Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities And Other Liabilities [Abstract]
Accrued liabilities and other liabilities
16	Accrued liabilities and other liabilities

Accrued liabilities and other liabilities consist of the following:

	As of December 31,
	2018	2019
Current
Rebates payable to customers	2,209	2,260
VAT and other taxes payable	3,548	3,440
Security deposit received from customers	551	610
Accrued employee benefits	3,980	4,756
Accrued professional fees	3,359	3,662
Accrued marketing and hosting expense	1,342	2,486
Others	1,359	2,723
	16,348	19,937
Non-current
Deferred other income	673	449